INCOME TAX - Schedule of analysis of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Deferred tax assets	$ 57,903	$ 51,916	$ 43,787
Deferred tax liabilities	(59,362)	(55,621)	(43,139)
Deferred tax asset (liability)	$ (1,459)	$ (3,705)	$ 648	$ (2,592)